CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,893,032	$ 266,628	¥ 1,233,974
Restricted cash	519,207	73,129	433,895
Short-term investments	1,558,315	219,484	2,702,524
Accounts receivable, net of allowance for credit losses of RMB10,651 and RMB42,907 as of December 31,2022 and 2023, respectively	386,768	54,475	313,502
Inventories	9,270	1,306	8,826
Amount due from related parties	1,287,080	181,281	1,060,987
Prepayments and other current assets	415,326	58,497	606,502
Total current assets	6,068,998	854,800	6,360,210
Non-current assets:
Property and equipment, net	8,392	1,182	16,849
Goodwill			957,605
Intangible assets, net	1,479,644	208,403	1,665,320
Operating lease right-of-use assets	16,335	2,301	37,592
Other non-current assets	512	71	8,223
Total non-current assets	1,504,883	211,957	2,685,589
TOTAL ASSETS	7,573,881	1,066,757	9,045,799
Current liabilities:
Short-term loan			100,000
Accounts payable	5,008	705	9,791
Payable to riders and drivers	867,323	122,160	794,320
Amount due to related parties	¥ 190,039	$ 26,766	¥ 147,003
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities	¥ 922,483	$ 129,929	¥ 931,943
Operating lease liabilities	14,719	2,073	24,460
Total current liabilities	1,999,572	281,633	2,007,517
Non-current liabilities:
Deferred tax liabilities	16,979	2,391	21,988
Non-current operating lease liabilities	414	58	16,574
Total non-current liabilities	17,393	2,449	38,562
TOTAL LIABILITIES	2,016,965	284,082	2,046,079
Contingencies
SHAREHOLDERS' EQUITY
Common Stock, Shares, Outstanding	708	100	688
Additional paid-in capital	21,024,488	2,961,237	20,599,549
Accumulated deficit	(15,781,777)	(2,222,817)	(13,824,234)
Accumulated other comprehensive income	313,497	44,155	223,717
TOTAL SHAREHOLDERS' EQUITY	5,556,916	782,675	6,999,720
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 7,573,881	$ 1,066,757	¥ 9,045,799